Lease Liabilities - Summary of Finance Lease Liabilities (Detail) - USD ($) $ in Millions			3 Months Ended	12 Months Ended			101 Months Ended
	May 05, 2025	Dec. 13, 2016	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 05, 2025
Disclosure of finance lease liabilities [line items]
Balance at the beginning of the year				$ 450.2	$ 436.4
Additions during the year				36.5	71.7
Remeasurements of leases during the year				16.7	8.5
Osisko asset acquisition				0.0	50.8
Derecognition of Gruyere previously held interest - 50%				(73.0)	0.0
Gold Road acquisition through business combination - 100%				135.8	0.0
Interest expense				25.9	24.8	$ 22.7
Repayments of principal amount				103.2	92.2	71.5
Repayments of interest expense				(25.9)	(24.8)
Translation adjustment				20.0	(25.0)
Balance at the end of the year			$ 483.0	483.0	450.2	$ 436.4
Current portion of lease liability			(103.9)	(103.9)	(86.9)
Non-current portion of lease liability			379.1	379.1	363.3
Future minimum lease payments			588.4	588.4	560.9
Interest			105.4	105.4	110.7
Present value of minimum lease payments			$ 483.0	483.0	450.2
Gold Road
Disclosure of finance lease liabilities [line items]
Group beneficial interest	100.00%		100.00%
Gruyere Gold project
Disclosure of finance lease liabilities [line items]
Percentage of ownership in joint operation	50.00%	50.00%					50.00%
– within one year
Disclosure of finance lease liabilities [line items]
Future minimum lease payments			$ 130.4	130.4	111.3
Interest			26.5	26.5	24.4
Present value of minimum lease payments			103.9	103.9	86.9
– later than one and not later than five years
Disclosure of finance lease liabilities [line items]
Future minimum lease payments			284.4	284.4	271.2
Interest			60.6	60.6	62.1
Present value of minimum lease payments			223.8	223.8	209.1
– later than five years
Disclosure of finance lease liabilities [line items]
Future minimum lease payments			173.6	173.6	178.4
Interest			18.3	18.3	24.2
Present value of minimum lease payments			$ 155.3	$ 155.3	$ 154.2